[Chapman and Cutler LLP Letterhead]

November 9, 2020

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 162 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 167 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Amplify Pure Junior Gold Miners ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become effective immediately.

We believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

	By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure